Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net Income	$ 354	$ 283	$ 454	$ 394
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			360	348
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			196	179
Loss (gain) from disposal of assets			1
Undistributed income of unconsolidated subsidiaries			4	(9)
Other non-cash items			88	103
Changes in operating assets and liabilities:
Provisions			193	221
Deferred income taxes			(38)	(104)
Trade and financing receivables related to sales, net			(1,317)	(1,642)
Inventories, net			(1,380)	(1,438)
Trade payables			(271)	601
Other assets and liabilities			126	(91)
Net cash (used in) provided by operating activities			(1,579)	(1,333)
Investing activities:
Additions to retail receivables			(3,034)	(3,390)
Collections of retail receivables			3,236	3,195
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments			10
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			268	239
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(354)	(401)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(773)	(582)
Other			292	244
Net cash (used in) provided by investing activities			(355)	(695)
Financing activities:
Proceeds from long-term debt			9,904.0	9,050.0
Payments of long-term debt			(8,358)	(8,142)
Net decrease in other financial liabilities			(220)	460
Dividends paid			(379)	(363)
Other			6	(5)
Net cash (used in) provided by financing activities			953	1,000
Effect of foreign exchange rate changes on cash and cash equivalents			29	(81)
Decrease in cash and cash equivalents			(952)	(1,109)
Cash and cash equivalents, beginning of year			5,567	5,199
Cash and cash equivalents, end of period	4,615	4,090	4,615	4,090
Industrial Activities [Member]
Operating activities:
Net Income	358	348	459	499
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			358	346
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			125	119
Loss (gain) from disposal of assets				1
Undistributed income of unconsolidated subsidiaries			(87)	68
Other non-cash items			27	71
Changes in operating assets and liabilities:
Provisions			165	194
Deferred income taxes			(29)	(89)
Trade and financing receivables related to sales, net			84	(240)
Inventories, net			(1,384)	(1,440)
Trade payables			(174)	652
Other assets and liabilities			(147)	(132)
Net cash (used in) provided by operating activities			(603)	49
Investing activities:
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments			10
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			138	105
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(342)	(400)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(372)	(309)
Other			96	54
Net cash (used in) provided by investing activities			(470)	(550)
Financing activities:
Proceeds from long-term debt			1,898.0	659.0
Payments of long-term debt			(541)	(695)
Net decrease in other financial liabilities			(233)	360
Dividends paid			(379)	(363)
Other			6	(5)
Net cash (used in) provided by financing activities			751	(44)
Effect of foreign exchange rate changes on cash and cash equivalents			11	(43)
Decrease in cash and cash equivalents			(311)	(588)
Cash and cash equivalents, beginning of year			4,010	3,890
Cash and cash equivalents, end of period	3,699	3,302	3,699	3,302
Financial services [Member]
Operating activities:
Net Income	105	96	191	155
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			2	2
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			71	60
Loss (gain) from disposal of assets			1	(1)
Undistributed income of unconsolidated subsidiaries			(10)	1
Other non-cash items			61	32
Changes in operating assets and liabilities:
Provisions			28	27
Deferred income taxes			(9)	(15)
Trade and financing receivables related to sales, net			(1,413)	(1,407)
Inventories, net			4	2
Trade payables			(84)	(53)
Other assets and liabilities			272	48
Net cash (used in) provided by operating activities			(886)	(1,149)
Investing activities:
Additions to retail receivables			(3,034)	(3,390)
Collections of retail receivables			3,236	3,195
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			130	134
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(12)	(1)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(401)	(273)
Other			182	190
Net cash (used in) provided by investing activities			101	(145)
Financing activities:
Proceeds from long-term debt			8,006.0	8,391.0
Payments of long-term debt			(7,817)	(7,447)
Net decrease in other financial liabilities			13	100
Dividends paid			(90)	(233)
Other			14
Net cash (used in) provided by financing activities			126	811
Effect of foreign exchange rate changes on cash and cash equivalents			18	(38)
Decrease in cash and cash equivalents			(641)	(521)
Cash and cash equivalents, beginning of year			1,557	1,309
Cash and cash equivalents, end of period	$ 916	$ 788	$ 916	$ 788